RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN - Investments in operating limited partnerships (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 6,036,955	$ 3,217,139
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	11,383,230	22,542,011
Impairment loss in investment in operating limited partnerships	(27,975,615)	(44,508,391)
Less share of loss	(32,927)	(39,537)
Other	10,588,357	18,788,778
Investments in operating limited partnerships - as reported	0	0
Series Twenty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0
Impairment loss in investment in operating limited partnerships	0
Less share of loss	0
Other	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0
Impairment loss in investment in operating limited partnerships	0
Less share of loss	0
Other	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0
Impairment loss in investment in operating limited partnerships	0
Less share of loss	0
Other	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,005,761)	(1,521,810)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	763,435	1,320,962
Impairment loss in investment in operating limited partnerships	(206,682)	(206,682)
Less share of loss	0	0
Other	449,008	407,530
Investments in operating limited partnerships - as reported	0	0
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(917,349)	(1,496,498)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,157,917	2,031,117
Impairment loss in investment in operating limited partnerships	(888,464)	(1,417,478)
Less share of loss	(32,927)	(39,537)
Other	680,823	922,396
Investments in operating limited partnerships - as reported	0	0
Series Thirty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Thirty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Thirty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	716,461	882,196
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	917,996	3,083,606
Impairment loss in investment in operating limited partnerships	(1,110,485)	(5,642,191)
Less share of loss	0	0
Other	(523,972)	1,676,389
Investments in operating limited partnerships - as reported	0	0
Series Thirty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	508,277	721,147
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	784,846	1,642,948
Impairment loss in investment in operating limited partnerships	(790,713)	(4,047,088)
Less share of loss	0	0
Other	(502,410)	1,682,993
Investments in operating limited partnerships - as reported	0	0
Series Thirty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(226,160)	(379,040)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	610,098	1,174,852
Impairment loss in investment in operating limited partnerships	(833,360)	(1,212,863)
Less share of loss	0	0
Other	449,422	417,051
Investments in operating limited partnerships - as reported	0	0
Series Thirty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Thirty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Forty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Forty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,578,036)	(3,250,279)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,623,678	2,589,127
Impairment loss in investment in operating limited partnerships	(752,318)	(1,610,548)
Less share of loss	0	0
Other	1,706,676	2,271,700
Investments in operating limited partnerships - as reported	0	0
Series Forty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(258,255)	(1,966,887)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	566,599	3,668,706
Impairment loss in investment in operating limited partnerships	0	(1,300,734)
Less share of loss	0	0
Other	(308,344)	(401,085)
Investments in operating limited partnerships - as reported	0	0
Series Forty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	705,213
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	1,398,524
Impairment loss in investment in operating limited partnerships	0	(3,807,624)
Less share of loss	0	0
Other	0	1,703,887
Investments in operating limited partnerships - as reported	0	0
Series Forty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	910,108	(5,206)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	15,841	291,269
Impairment loss in investment in operating limited partnerships	(2,550,560)	(2,438,129)
Less share of loss	0	0
Other	1,624,611	2,152,066
Investments in operating limited partnerships - as reported	0	0
Series Forty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,574,217	4,787,336
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,117,867	3,416,071
Impairment loss in investment in operating limited partnerships	(8,739,377)	(9,877,399)
Less share of loss	0	0
Other	1,047,293	1,673,992
Investments in operating limited partnerships - as reported	0	0
Series Forty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,313,453	4,740,967
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,824,953	1,924,829
Impairment loss in investment in operating limited partnerships	(12,103,656)	(12,947,655)
Less share of loss	0	0
Other	5,965,250	6,281,859
Investments in operating limited partnerships - as reported	$ 0	$ 0